Shareholder Report, Average Annual Return (Details)	12 Months Ended	13 Months Ended	16 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000254756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LT Large Core ETF
C000254757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LT Large Growth ETF
C000254758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Special Large Value ETF
Without Sales Load [Member] | C000254756
Average Annual Return [Line Items]
Average Annual Return, Percent	21.22%	22.56%
Without Sales Load [Member] | C000254757
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%		19.99%
Without Sales Load [Member] | C000254758
Average Annual Return [Line Items]
Average Annual Return, Percent	17.64%		17.76%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	19.56%	20.26%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%		23.59%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.60%		23.59%
ALLSPRING Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	8.03%		20.20%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	31.19%		25.64%